================================================================================

                               VAN DEVENTER & HOCH

                               AMERICAN VALUE FUND


                                  ANNUAL REPORT

                                OCTOBER 31, 1998


                                        +

                                        +


                                        +



                                       VH

================================================================================

                     VAN DEVENTER & HOCH AMERICAN VALUE FUND


November 30, 1998

Dear Shareholders:

 The Van Deventer & Hoch American Value Fund declined 7.75 percent in the Fund's six month period ended October 31, 1998. This compared with a modest loss for the S&P 500 Index of 0.40 percent during the same period.

 The Fund's disappointing returns can be attributed to the so-called capitalization effect. In selecting securities for American Value, Van Deventer & Hoch looks for what it considers to be the best values throughout the broadly-defined market without regard for capitalization. Currently, the average weighted market capitalization of the Fund's holdings is about one-third that of the S&P 500, and the Fund's median market cap of about $5 billion more closely resembles that of the S&P Mid-Cap Index.

 This focus on mid-sized companies is believed to be an intelligent strategy which will benefit shareholders over the long term. From our research, we have deduced that many of these companies have growth potential that appears far superior to that of their larger counterparts. As a group, they sell at prices which compare more favorably with their underlying assets, revenue and earnings. In the short term, however, the portfolio has been buffeted by the poor performance of these moderately-sized stocks. The S&P Mid-Cap Index, for instance, gained a comparatively modest 6.7 percent during the Fund's fiscal year.

 Van Deventer & Hoch will continue to focus American Value on reasonably priced issues which span various capitalization categories and have sound long-term potential. Though currently unpopular with some investors, it is believed that issues selected with conservative valuation characteristics are the most likely to achieve shareholders' long-term objectives of both safety and growth of capital.

Cordially,

/s/ Richard A. Snyders

Richard A. Snyders
President
Van Deventer & Hoch

        COMPARISON OF CHANGE IN VALUE OF $10,000 INVERSTMENT IN THE VAN
          DEVENTER & HOCH AMERICAN VALUE FUND AND THE S & P 500 INDEX


                           Average Annual Total Return
                          Period Ended October 31, 1998
                  Cumulative Since Inception (4/30/98). -7.75%


                    Van Deventer & Hoch
                    American Value Fund      S & P 500 Index
                    -------------------      ---------------

     30-Apr-98           $10,000                  $10,000
     31-May-98             9,686                    9,828
     30-Jun-98             9,619                   10,227
     31-Jul-98             9,158                   10,119
     31-Aug-98             8,189                    8,657
     30-Sep-98             8,803                    9,210
     31-Oct-98             9,225                    9,960


Past performance is not predictive of future performance.

The S&P 500 is a broad market-weighted average of U.S. blue-chip companies. The index is unmanaged and returns include reinvested dividends.

                     VAN DEVENTER & HOCH AMERICAN VALUE FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 1998
--------------------------------------------------------------------------------
Shares   COMMON STOCKS - 78.1%                                     Market Value
--------------------------------------------------------------------------------
         BASIC MATERIALS - 6.7%
 6,500   Crown Cork & Seal Co., Inc................................  $  207,188
11,500   Longview Fiber Co.........................................     138,000
17,500   Louisiana-Pacific Corp....................................     310,625
 7,200   Reliance Steel & Aluminum Co..............................     222,750
                                                                     ----------
                                                                        878,563
                                                                     ----------
         CAPITAL GOODS - 3.8%
 2,000   Flour Corp................................................      77,625
 4,000   Tecumseh Products Co., Class A............................     208,000
 7,000   Tenneco, Inc..............................................     212,625
                                                                     ----------
                                                                        498,250
                                                                     ----------
         CHEMICALS - 4.4%
 5,200   Air Products & Chemicals, Inc.............................     196,300
 4,800   Lubrizol Corp.............................................     133,800
 6,000   Praxair, Inc..............................................     241,500
                                                                     ----------
                                                                        571,600
                                                                     ----------
         CONSUMER CYCLICAL - 8.1%
 4,600   Dillard's, Inc............................................     142,887
 7,500   Fleetwood Enterprises, Inc................................     241,875
 7,000   Genuine Parts Co..........................................     220,500
 4,000   Goodyear Tire & Rubber Co.................................     215,500
 6,500   ITT Industries, Inc.......................................     232,375
                                                                     ----------
                                                                      1,053,137
                                                                     ----------
         CONSUMER PRODUCTS - 2.2%
 9,500   ConAgra, Inc..............................................     289,156
                                                                     ----------
         CONSUMER STAPLES - 4.8%
 7,000   Albertson's, Inc..........................................     388,938
 5,000   Kimberly-Clark Corp.......................................     241,250
                                                                     ----------
                                                                        630,188
                                                                     ----------
         ENERGY - 13.9%
 2,400   Atlantic Richfield Co. (ARCO).............................     165,300
 3,500   Burlington Resources, Inc.................................     144,156
10,000   Enron Oil & Gas Co........................................     166,875

                     VAN DEVENTER & HOCH AMERICAN VALUE FUND

--------------------------------------------------------------------------------
Shares                                                              Market Value
--------------------------------------------------------------------------------
         ENERGY, CONTINUED
 7,600   Halliburton Co............................................. $  273,125
 9,500   Occidental Petroleum Corp..................................    188,813
 5,600   Phillips Petroleum Co......................................    242,200
 5,000   Royal Dutch Petroleum Co...................................    246,250
 5,000   Texas Pacific Land Trust...................................    210,000
13,000   Union Pacific Resources Group, Inc.........................    169,000
                                                                     ----------
                                                                      1,805,719
                                                                     ----------
         FINANCIAL - 15.2%
10,000   Allstate Corp..............................................    430,625
 4,697   Banc One Corp..............................................    229,566
 3,168   BankAmerica Corp...........................................    181,962
 6,400   Federal National Mortgage Assoc............................    453,200
 3,600   MBIA, Inc..................................................    220,050
 4,800   SAFECO Corp................................................    207,900
 6,720   Washington Mutual, Inc.....................................    251,580
                                                                     ----------
                                                                      1,974,883
                                                                     ----------
         REAL ESTATE INVESTMENT TRUST - 1.8%
 9,674   BRE Properties, Inc., Class A..............................    233,385
                                                                     ----------
         TECHNOLOGY - 8.0%
 6,000   Electronic Data Systems Corp...............................    244,125
 5,000   Hewlett-Packard Co.........................................    300,938
 4,000   Motorola, Inc..............................................    208,000
 5,000   Raytheon Co., Class B......................................    290,312
                                                                     ----------
                                                                      1,043,375
                                                                     ----------
         TELECOMMUNICATIONS - 3.4%
 3,000   AT&T Corp..................................................    186,750
 4,400   GTE Corp...................................................    258,225
                                                                     ----------
                                                                        444,975
                                                                     ----------
         TRANSPORTATION SERVICES - 4.1%
 9,000   Norfolk Southern Corp......................................    296,437
 5,000   Union Pacific Corp.........................................    238,125
                                                                     ----------
                                                                        534,562
                                                                     ----------

                     VAN DEVENTER & HOCH AMERICAN VALUE FUND

--------------------------------------------------------------------------------
Shares                                                             Market Value
--------------------------------------------------------------------------------
         UTILITIES - 1.7%
 8,000   Central & South West Corp.................................  $   222,500
                                                                     -----------
         TOTAL COMMON STOCKS
         (Cost $8,375,075).........................................   10,180,293
                                                                     -----------

Principal Amount     SHORT TERM INVESTMENTS - 21.3%
--------------------------------------------------------------------------------
          MONEY MARKET - 0.1%
$  8,519  UMB Bank Money Market Fiduciary (Cost $8,519).............       8,519
                                                                     -----------
          U.S. TREASURY - 5.9%
 774,000  U.S. Treasury Bills, 3.96% due 01/21/99 (Cost $767,623)...     767,623
                                                                     -----------
          COMMERCIAL PAPER - 15.3%
 461,500  American Express Credit Corp., 5.08% due 11/03/98.........     461,305
 461,700  Asscociates Corp. of North America, 5.00% due 11/06/98....     461,315
          Ford Motor Credit Company.................................
 250,000    5.08% due 11/10/98......................................     249,683
 320,300    5.12% due 11/18/98......................................     319,480
 502,500  General Electric Capital Corp., 5.10% due 11/13/98........     501,574
                                                                     -----------
          Total Commercial Paper (Cost $1,993,357)..................   1,993,357
                                                                     -----------
          TOTAL SHORT TERM INVESTMENTS
          (Cost $2,769,499).........................................   2,769,499
                                                                     -----------
          TOTAL INVESTMENTS - 99.4%
          (Cost $11,144,574) .......................................  12,949,792
              OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%..........      73,797
                                                                     -----------
              NET ASSETS - 100.0%................................... $13,023,589
                                                                     ===========

See Accompanying Notes to Financial Statements.

                     VAN DEVENTER & HOCH AMERICAN VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 1998
--------------------------------------------------------------------------------
ASSETS
 Investments in securities, at value (identified cost $11,144,574)   $12,949,792
 Receivables:
       Due from advisor ..........................................        60,036
       Interest and dividends ....................................         9,524
 Deferred organization costs .....................................        31,187
 Other assets ....................................................         9,560
                                                                     -----------
             Total assets ........................................    13,060,099

LIABILITIES
 Accrued expenses ................................................        36,510
                                                                     -----------
                  Total liabilities ..............................        36,510

NET ASSETS .......................................................   $13,023,589
                                                                     ===========
COMPOSITION OF NET ASSETS
 Paid-in capital .................................................   $10,467,725
 Undistributed net investment income .............................        95,565
 Accumulated net realized gain on investment transactions ........       655,081
 Net unrealized appreciation of investments ......................     1,805,218
                                                                     -----------
       Net assets ................................................   $13,023,589
                                                                     ===========

 Shares outstanding (unlimited number of shares authorized) ......       943,473

 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ........   $     13.80
                                                                     ===========

See accompanying Notes to Financial Statements.

                     VAN DEVENTER & HOCH AMERICAN VALUE FUND

STATEMENT OF OPERATIONS - MAY 1, 1998* TO OCTOBER 31, 1998
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend income (net of withholding taxes of $1,211) .......     $   117,310
   Interest income ............................................          43,355
                                                                    -----------
      Total investment income .................................         160,665
  Expenses
   Advisory fees (Note 3) .....................................          43,806
   Legal fees .................................................          15,900
   Distribution fees ..........................................          15,645
   Accounting fees ............................................          15,000
   Administration fees (Note 3) ...............................          15,000
   Shareholder reporting fees .................................          14,001
   Audit fees .................................................          12,000
   Transfer agent fees ........................................          12,000
   Registration fees ..........................................           8,550
   Amortization of organization costs .........................           3,495
   Insurance fees .............................................           2,275
   Trustee fees ...............................................           1,133
   Miscellaneous ..............................................           2,000
                                                                    -----------
      Total expenses ..........................................         160,805
      Fees waived and expenses absorbed (Note 3) ..............         (95,705)
                                                                    -----------
      Net expenses ............................................          65,100
        NET INVESTMENT INCOME .................................     $    95,565
                                                                    ===========

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments ...........................     $   655,081
   Change in net unrealized appreciation on investments .......      (1,735,604)
                                                                    -----------
      NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS .........      (1,080,523)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........     $  (984,958)
                                                                    ===========
* Commencement of the Fund.


See accompanying Notes to Financial Statements.

                     VAN DEVENTER & HOCH AMERICAN VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                   May 1, 1998*
                                                                      to
                                                                October 31, 1998
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income ......................................     $     95,565
  Net realized gain on investments ...........................          655,081
  Change in net unrealized appreciation on investments .......       (1,735,604)
                                                                   ------------
      DECREASE IN NET ASSETS FROM OPERATIONS .................         (984,958)

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ..................................        1,464,418
  Cost of shares redeemed ....................................         (892,848)
                                                                   ------------
      NET INCREASE FROM SHARE TRANSACTIONS ...................          571,570

  Total decrease in net assets ...............................         (413,388)

NET ASSETS
  Beginning of period ........................................       13,436,977
                                                                   ------------
  END OF PERIOD ..............................................     $ 13,023,589
                                                                   ============
CAPITAL SHARE ACTIVITY
  Shares sold ................................................          109,676
  Shares redeemed ............................................          (64,289)
                                                                   ------------
      Net share activity .....................................           45,387
                                                                   ============
* Commencement of the Fund.


See accompanying Notes to Financial Statements.

                     VAN DEVENTER & HOCH AMERICAN VALUE FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  May 1, 1998*
                                                                    through
                                                                October 31, 1998
--------------------------------------------------------------------------------

Net asset value, beginning ......................................     $ 14.96
                                                                      -------
Income from investment operations:
  Net investment income .........................................        0.10
  Net realized and unrealized loss on investments ...............       (1.26)
                                                                      -------
Total from investment operations ................................       (1.16)

Net asset value, end of period ..................................     $ 13.80
                                                                      =======

Total return** ..................................................       (7.75)%

Ratios/supplemental data:
Net assets, end of period (000 omitted) .........................     $13,024

Ratio of expenses to average net assets+ ........................        1.05%
Ratio of expenses to average net assets before reimbursements+ ..        2.57%
Ratio of net investment income to average net assets+ ...........        1.53%

Portfolio turnover rate .........................................       19.88%

*  Commencement of the Fund.
** Not Annualized.
+  Annualized.


See accompanying Notes to Financial Statements.

                     VAN DEVENTER & HOCH AMERICAN VALUE FUND

NOTES TO FINANCIAL STATEMENTS AT OCTOBER 31, 1998
--------------------------------------------------------------------------------
1. ORGANIZATION

Van Deventer & Hoch American Value Fund (the "Fund") is a series of the Advisors Series Trust (the "Trust"). The Trust was organized as a business trust under the laws of the Commonwealth of Delaware on October 3, 1996. The Trust presently consists of thirteen separate series. The Fund is a diversified fund, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund commenced operations on May 1, 1998 pursuant to a tax free reorganization whereby substantially all of the assets of the Chase Vista American Value Fund were transferred to the Van Deventer & Hoch American Value Fund.

The Van Deventer & Hoch American Value Fund (the "Fund") is a mutual fund that seeks to maximize total return, consisting of capital appreciation (both realized and unrealized) and income, by investing primarily in the equity securities of well-established U.S. companies (I.E. companies with at least a five-year operating history) which, in the opinion of the Fund's advisor, are undervalued by the market.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

SECURITY VALUATION

The Fund's investments are carried at fair value. Equity securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Fixed income securities are valued on the basis of valuations received from a pricing service, the use of which has been approved by the board of trustees. Short-term obligations are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees.

ORGANIZATION COSTS

Costs incurred by the Fund in connection with its organization, registration and the initial public offering of shares have been deferred and will be amortized over 5 years.

FEDERAL INCOME TAXES

It is the Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income will be declared and paid annually. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

                     VAN DEVENTER & HOCH AMERICAN VALUE FUND

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned.
Dividend income is recorded on the ex-dividend date.

ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.
Actual results could differ from those estimates and assumptions.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Van Deventer & Hoch (the "Advisor") acts as the Investment Advisor to the Fund. As Investment Advisor, Van Deventer & Hoch supervises the investments of the Fund and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.70% of the Fund's average daily net assets. The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.05% of average net assets (the "expense cap") through December 31, 1998. The Advisor has agreed to an expense limitation of 1.32% for the calendar year ending December 31, 1999. Any such reductions made by the Advisor in the fees, or payment of expenses which are the Fund's obligation, are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal years (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but it permitted to look back five years and four years, respectively, during the initial six and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the period ended October 31, 1998, the Advisor reduced its fees and absorbed Fund expenses in the amount of $95,705; no amounts were reimbursed to the Advisor.

ADMINISTRATION FEES

Pursuant to an Administration Agreement, Investment Company Administration, LLC (the "Administrator") provides certain administration services to the Fund. In consideration of the services provided by the Administrator, the Administrator receives from the Fund a fee computed daily and paid monthly at an annual rate equal to 0.10% of the Fund's average daily net assets (with an annual minimum of $30,000), on an annualized basis for the Fund's then-current fiscal year.

                     VAN DEVENTER & HOCH AMERICAN VALUE FUND

--------------------------------------------------------------------------------
DISTRIBUTION FEES

The Fund has adopted a Distribution Plan (the "Distribution Plan") in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates not to exceed 0.25% of the average daily net assets of the Fund. Distribution fees were waived for the six months ended October 31, 1998.

SHAREHOLDER SERVICING FEES

The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including the Advisor). These agents have agreed to perform specified services to their customers who beneficially own shares of the Fund for a fee of up to .25% of the average daily net assets of the Fund held by investors for whom the agent maintains a servicing relationship. No amounts were accrued or paid under the plan for the six months ended October 31, 1998.

4. INVESTMENT TRANSACTIONS

The  aggregate   purchases  and  sales  of  securities,   excluding   short-term
investments, for the Fund for the six months ended October 31, 1998 is summarized below:

Purchases                              $2,088,129
Sales                                   2,336,814

At  October  31,  1998,  gross  unrealized   appreciation  and  depreciation  of
investments, based on cost for Federal income tax purposes of $11,144,574 were as follows:

Appreciation                           $2,248,832
Depreciation                              443,614
                                       ----------
Net appreciation on investments        $1,805,218

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders
Van Deventer & Hoch American Value Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Van Deventer & Hoch American Value Fund series of Advisor Series Trust, as of October 31, 1998, and the related statements of operations, changes in net assets and the financial highlights for the period indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Deventer & Hoch American Value Fund series of Advisors Series Trust, as of October 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the period indicated, in conformity with generally accepted accounting principles.

MCGLADREY & PULLEN LLP

New York, New York
December 4, 1998

================================================================================

                                     ADVISER
                               Van Deventer & Hoch
                        800 North Brand Blvd., Suite 300
                              Glendale, CA 91203 ?

                                       +

                                   DISTRIBUTOR
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                               Phoenix, AZ 85018 ?

                                       +

                                    CUSTODIAN
                           United Missouri Bank, N.A.
                                 928 Grand Blvd.
                             Kansas City, MO 64106 ?

                                       +

                                 TRANSFER AGENT
                        National Financial Data Services
                               330 West 9th Street
                             Kansas City, MO 64105 ?

                                       +

                                    AUDITORS
                               McGladrey & Pullen
                           555 Fifth Avenue, 8th Floor
                            New York, NY 10017-2416 ?

                                       +

                                  LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.
================================================================================